THE ALGER INSTITUTIONAL FUNDS

Alger Mid Cap Growth Institutional Fund

Supplement dated October 10, 2013 to the
Prospectus dated March 1, 2013, As Revised May 31, 2013
As Supplemented to Date

The following replaces the entry under the heading "Management" of Alger Mid Cap Growth Institutional Fund on page 20 of the Prospectus:

Investment Manager:

Fred Alger Management, Inc.

Co-Portfolio Managers:

Ankur Crawford, Ph.D. Senior Vice President, Senior Analyst and Co-Portfolio Manager Since November 2010	Brian Schulz, CFA Senior Vice President, Senior Analyst and Co-Portfolio Manager Since February 2013
Alex Goldman Senior Vice President, Senior Analyst and Co-Portfolio Manager Since February 2013	Christopher R. Walsh, CFA Senior Vice President, Senior Analyst and Co-Portfolio Manager Since February 2013
Michael Melnyk, CFA Senior Vice President, Senior Analyst and Co-Portfolio Manager Since February 2013	Michael Young Senior Vice President, Senior Analyst and Co-Portfolio Manager Since November 2010

The following replaces the entry for Alger Mid Cap Growth Institutional Fund in the chart under the heading "Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments" on page 34 of the Prospectus:

Fund	Portfolio Manager(s)	Since
Alger Mid Cap Growth Portfolio	Co-Portfolio Managers: Ankur Crawford, Ph.D. Alex Goldman Michael Melnyk, CFA Brian Schulz, CFA Christopher R. Walsh, CFA Michael Young	November 2010 February 2013 February 2013 February 2013 February 2013 November 2010

In addition, the description regarding Maria Liotta is deleted from the descriptions of portfolio managers on page 35 of the Prospectus. Ms. Liotta is no longer employed by Fred Alger Management, Inc.

S-MPIR 101013

THE ALGER INSTITUTIONAL FUNDS

Alger Mid Cap Growth Institutional Fund

Supplement dated October 10, 2013 to the
Statement of Additional Information dated March 1, 2013,
As Revised May 31, 2013
As Supplemented to Date

The line items regarding accounts managed by Maria Liotta are deleted from the charts under the headings "Other Accounts Managed by Portfolio Managers" and "Securities owned by the Portfolio Managers " on page 30 of the Statement of Additional Information.

S-ISAI 101013